Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 OptionPlan	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans	3
Total compensation cost	$ 11	$ 40	$ 7
Total income tax benefit	1	8	2
Stock options canceled or forfeited	13,602
Stock options exercised
Total unrecognized compensation cost related to nonvested stock options granted under Plans	149
Cost expected to be recognized over a weighted-average period	1 year 10 months 24 days
Nonvested stock options, expected to vest	209,080
1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Incentive Plan, expiry date	Jul. 13, 2009
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval Date of plan	May 21, 2009
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	338,777
Stock options canceled or forfeited	13,602
Stock options exercised	0	0
Nonvested stock options, expected to vest	209,080
Stock options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Vesting periods	10 years
Stock options [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	38,778
Stock options [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	100,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to nonvested stock options granted under Plans	2
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Restricted Stock [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	15,511
Restricted Stock [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	30,000
Restricted Stock [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	200,000
Restricted stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost expected to be recognized over a weighted-average period	1 year 6 months 26 days
Shares available to be issued under the Plans	39,342
Shares issued	0	0
Total fair value of shares vested	$ 4	$ 14	$ 24